INVESTMENTS IN SALES-TYPE LEASES (Narrative) (Details) - vessel	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Sale Leaseback Transaction [Line Items]
Sales-type lease, assets sold and delivered	2
Sales-Type Leases And Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Number of vessels under investments in sales-type leases, direct financing leases and leaseback assets	7	9